                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 6-30-2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Palantir Capital Inc.

Address: PO Box 675910

Rancho Santa Fe, CA. 92067



Form 13F File Number: 28-6214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Glenn Doshay

Title: President

Phone: 858 756-4423

Signature, Place, and Date of Signing:

    Glenn Doshay                Jackson, WY                     8/13/03
---------------------     ---------------------------     -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:         112

Form 13F Information Table Value Total:    $146,464
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F

                                   NAME OF MANAGER: Palantir Capital Inc.

     COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5             COLUMN 6      COLUMN 7        COLUMN 8
------------------    --------------   --------   --------  --------------------  ------------------ --------  --------------------
                                                                                     INVESTMENT
                                                                                     DISCRETION
                                                                                  ------------------                VOTING
                                                                                       (b) SH         MAN-     AUTHORITY (SHARES)
                      TITLE                                                             AS DEF (c)   AGERS     --------------------
                       OF                        VALUE      SHRS OR  SH/  PUT/    (a)   IN INS  SH   SEE INST  (a)     (b)      (c)
  NAME OF ISSUER      CLASS           CUSIP     (x 1000)    PRN AMT  PRN  CALL    SOLE     V.  OTHER    V      SOLE   SHARED   NONE
------------------    --------------  --------   --------    -------  ---  ----   ----  ------ -----  ------   ----   ------   ----
ACE LTD                ORD            G0070K103  1,543.05     45000   SH          SOLE                                       45,000
RENAISSANCE RE
  HLDGS LTD            COM            G7496G103  2,958.80     65000   SH          SOLE                                       65,000
WILLIS GROUP
  HOLDINGS LTD         SHS            G96655108  1,828.45     65000   SH          SOLE                                       65,000
CHECK POINT
  SOFTWARE TECH LT     ORD            M22465104  1,462.50     75000   SH          SOLE                                       75,000
FLEXTRONICS
  INTL LTD             ORD            Y2573F102    521.50     50000   SH          SOLE                                       50,000
AOL TIME WARNER
  7/15 CALL            CALL           0018429GC    225.00      2250   SH   CALL   SOLE                                        2,250
AT&T WIRELESS
  SVCS INC             COM            00209A106    779.95     95000   SH          SOLE                                       95,000
ALTERA CORP            COM            021441100  1,643.00    100000   SH          SOLE                                      100,000
ALTERA CORP
  7/17.5 CALL          CALL           0214419GP     52.50      1500   SH   CALL   SOLE                                        1,500
AMERISOURCEBERGEN
  CORP 7/65CALL        CALL           03073E9GM    765.00      1500   SH   CALL   SOLE                                        1,500
AMGEN CORP
  7/60 CALL            CALL           0311629GL    305.00       500   SH   CALL   SOLE                                          500
AMYLIN PHARM
  7/22.5 CALL          CALL           0323469GX    150.00      2000   SH   CALL   SOLE                                        2,000
APPLIED MATLS
  INC 7/15 CALL        CALL           0382229GC    172.50      1500   SH   CALL   SOLE                                        1,500
APPLIED MICRO
  CIRCUITS CORP        COM            03822W109  2,114.00    350000   SH          SOLE                                      350,000
BANK OF AMERICA
  CORP 7/75 CALL       CALL           0605059GO    575.00      1250   SH   CALL   SOLE                                        1,250
BEA SYS INC            COM            073325102  2,994.75    275000   SH          SOLE                                      275,000
BEST BUY COMPANY
  7/40 CALL            CALL           0865169GH    420.00      1000   SH   CALL   SOLE                                        1,000
BRISTOL MEYERS
  SQUIBB CO            COM            110122108  1,357.50     50000   SH          SOLE                                       50,000
BROADCOM CORP-CL
  A 7/22.5 CALL        CALL           1113209GX    450.00      1500   SH   CALL   SOLE                                        1,500
BROCADE
  COMMUNICATIONS
  SYS I                COM            111621108  1,773.00    300000   SH          SOLE                                      300,000
BURLINGTON RES INC     COM            122014103  1,622.10     30000   SH          SOLE                                       30,000
CIGNA CORP             COM            125509109  1,689.84     36000   SH          SOLE                                       36,000
CMS ENERGY CORP        COM            125896100  2,025.00    250000   SH          SOLE                                      250,000
CABLEVISION
  SYS CORP             CL A NY CABLVS 12686C109  3,134.76    151000   SH          SOLE                                      151,000
CAREMARK RX INC        COM            141705103  2,927.52    114000   SH          SOLE                                      114,000
CELESTICA INC
  7/12.5 CALL          CALL           15101Q9GV    680.00      2000   SH   CALL   SOLE                                        2,000
CHARTER MUN
  MTG ACCEP CO         SH BEN INT     160908109  3,041.60    160000   SH          SOLE                                      160,000
CIENA CORP             COM            171779101  1,551.00    300000   SH          SOLE                                      300,000
CISCO SYS INC          COM            17275R102    199.00     13791   SH          SOLE                                       13,791
CITIGROUP INC
  7/40 CALL            CALL           1729679GH    640.00      2000   SH   CALL   SOLE                                        2,000
COMCAST
  CORP NEW             CL A  SPL      20030N200  2,609.10     90000   SH          SOLE                                       90,000
COMPUTER ASSOC
  INTL INC             COM            204912109  3,899.00    175000   SH          SOLE                                      175,000
CONTINENTAL
  AILRLINES
  7/12.5 CALL          CALL           2107959GV    712.50      2500   SH   CALL   SOLE                                        2,500
COSTCO COMPANIES
  INC 7/35 CALL        CALL           22160K9GG    195.00      1000   SH   CALL   SOLE                                        1,000
DEVON ENERGY
  CORP NEW             COM            25179M103  1,708.80     32000   SH          SOLE                                       32,000
EMC CORP MASS          COM            268648102  1,832.25    175000   SH          SOLE                                      175,000
EL PASO CORP           COM            28336L109  2,020.00    250000   SH          SOLE                                      250,000
EMBARCADERO
  TECHNOLOGIES
  INC                  COM            290787100  1,619.20    230000   SH          SOLE                                      230,000
EMULEX CORP
  7/22.5 CALLL         CALL           2924759GX    150.00      1250   SH   CALL   SOLE                                        1,250
ENTRAVISION
  COMMUNICATIONS C     CL A           29382R107    510.75     45000   SH          SOLE                                       45,000
EXTREME
  NETWORKS INC         COM            30226D106  1,474.28    280000   SH          SOLE                                      280,000
FORD MTR CO
  CAP TR II            PFD TR CV 6.5% 345395206  1,738.00     40000   SH          SOLE                                       40,000
FOREST
  OIL CORP             COM PAR $0.01  346091705  1,224.60     48750   SH          SOLE                                       48,750
FOX ENTMT
  GROUP INC            CL A           35138T107  2,158.50     75000   SH          SOLE                                       75,000
GAP INC
  7/15 CALL            CALL           3647619GC    760.00      2000   SH   CALL   SOLE                                        2,000
GENENTECH CORP.
  7/70 CALL            CALL           3687109GN    168.00       400   SH   CALL   SOLE                                          400
GENERAL MTRS
  CORP 7/35 CALL       CALL           3704429GG    127.50       750   SH   CALL   SOLE                                          750
GILEAD SCIENCES
  INC 7/50 CALL        CALL           3755589GJ    504.00       800   SH   CALL   SOLE                                          800
GOLDMAN SACHS
  GROUP INC            COM            38141G104  3,350.00     40000   SH          SOLE                                       40,000
GUIDANT CORP           COM            401698105  4,439.00    100000   SH          SOLE                                      100,000
HCA INC                COM            404119109  2,082.60     65000   SH          SOLE                                       65,000
HANCOCK JOHN
  FINL SVCS INC        COM            41014S106  3,073.00    100000   SH          SOLE                                      100,000
HOME DEPOT
  INC 7/32.5 CALL      CALL           4370769GZ    250.00      2000   SH   CALL   SOLE                                        2,000
INTERNATIONAL
  RECTIFIER 7/30
  PUT                  PUT            4602549SF    350.00      1000   SH    PUT   SOLE                                        1,000
INTERSIL HOLDINGS
  CORP 7/22.5 CALL     CALL           46069S9GX    645.00      1500   SH   CALL   SOLE                                        1,500
J. P. MORGAN & CO
  7/32.5 CALL          CALL           46625H9GZ    416.25      2250   SH   CALL   SOLE                                        2,250
J. P. MORGAN & CO      COM            46625H100  2,563.50     75000   SH          SOLE                                       75,000
JETBLUE AIRWAYS
  CORP 7/35 CALL       CALL           4771439GG    710.00      1000   SH   CALL   SOLE                                        1,000
LEHMAN BROS
  HOLDINGS INC         COM            524908100  2,991.60     45000   SH          SOLE                                       45,000
LENNAR CORP
  7/80 PUT             PUT            5260579SP    492.00       600   SH    PUT   SOLE                                          600
LIBERTY MEDIA
  CORP NEW             COM SER A      530718105  1,445.00    125000   SH          SOLE                                      125,000
LILLY ELI
  & CO. 7/65 CALL      CALL           5324579GM    225.00       500   SH   CALL   SOLE                                          500
LINEAR TECHNOLOGY
  CORP 7/35 PUT        PUT            5356789SG    450.00      1500   SH    PUT   SOLE                                        1,500
LOUISIANNA PAC
  CORP                 COM            546347105  2,710.00    250000   SH          SOLE                                      250,000
MBNA CORP
  7/20 CALL            CALL           55262L9GD    165.00      1500   SH   CALL   SOLE                                        1,500
MAXIM INTEGRATED
  PRODS INC            COM            57772K101  5,115.00    150000   SH          SOLE                                      150,000
MAXIM INTEGRATED
  PRODS 7/35 PUT       PUT            57772K9SG    185.00      1000   SH    PUT   SOLE                                        1,000
MCDATA CORPORATION
  7/12.5 CALL          CALL           5800319GV    220.00      1000   SH   CALL   SOLE                                        1,000
MCLEODUSA INC          CL A           582266706     22.47     15288   SH          SOLE                                       15,288
MELLON FINL
  CORP 7/25 CALL       CALL           58551A9GE    295.00      1000   SH   CALL   SOLE                                        1,000
MERCURY
  INTERACTIVE CORP     COM            589405109  2,325.60     60000   SH          SOLE                                       60,000
MERRILL LYNCH
  & CO INC 7/45 CALL   CALL           5901889GI    480.00      2000   SH   CALL   SOLE                                        2,000
MICROSOFT
  CORP 7/25 CALL       CALL           5949189GE    115.00      1000   SH   CALL   SOLE                                        1,000
MICRON TECHNOLOGY
  INC 7/12.5 CALL      CALL           5951129GO     30.00      1500   SH   CALL   SOLE                                        1,500
MURPHY OIL CORP        COM            626717102  1,841.00     35000   SH          SOLE                                       35,000
NATIONAL
  SEMICONDUCTOR
  CORP                 COM            637640103  1,479.00     75000   SH          SOLE                                       75,000
NETSCREEN
  TECHNOLOGIES
  INC                  COM            64117V107  1,117.50     50000   SH          SOLE                                       50,000
NEW FOCUS INC          COM            644383101     31.25      5000   SH          SOLE                                        5,000
NEWFIELD EXPL CO       COM            651290108  2,346.88     62500   SH          SOLE                                       62,500
NOKIA CORP
  7/20 PUT             PUT            6549029SD    350.00      1000   SH    PUT   SOLE                                        1,000
ONEOK INC NEW          COM            682680103    981.50     50000   SH          SOLE                                       50,000
ORACLE CORP
  7/12.5 CALL          CALL           68389X9GV     60.00      3000   SH   CALL   SOLE                                        3,000
OXFORD HEALTH
  PLANS 7/40 CALL      CALL           6914719GH    122.50       500   SH   CALL   SOLE                                          500
PMC-SIERRA INC         COM            69344F106    938.40     80000   SH          SOLE                                       80,000
PIONEER NAT
  RES CO               COM            723787107  1,305.00     50000   SH          SOLE                                       50,000
PROVIDIAN
  FINL CORP            COM            74406A102  3,241.00    350000   SH          SOLE                                      350,000
QUALCOMM INC
  7/35 CALL            CALL           7475259GG    160.00      1000   SH   CALL   SOLE                                        1,000
QUEST SOFTWARE
  INC                  COM            74834T103  2,038.20    172000   SH          SOLE                                      172,000
RSA SEC INC            COM            749719100  1,184.70    110000   SH          SOLE                                      110,000
SANMINA SCI
  CORP                 COM            800907107  1,264.00    200000   SH          SOLE                                      200,000
SEMPRA ENERGY          COM            816851109  3,708.90    130000   SH          SOLE                                      130,000
SIEBEL SYS
  INC 7/10 CALL        CALL           8261709GB     62.50      2500   SH   CALL   SOLE                                        2,500
SKYWORKS
  SOLUTION INC         COM            83088M102  1,184.75    175000   SH          SOLE                                      175,000
SW AIRLINES
  7/15 CALL            CALL           8447419GC    235.00      1000   SH   CALL   SOLE                                        1,000
SUN MICROSYSTEMS
  INC                  COM            866810104  1,860.00    400000   SH          SOLE                                      400,000
TELLABS INC            COM            879664100    820.00    125000   SH          SOLE                                      125,000
TENET HEALTHCARE
  CORP                 COM            88033G100  2,854.25    245000   SH          SOLE                                      245,000
TENET HEALTHCARE
  CORP 7/12.5 PUT      PUT            88033G9SV    150.00      1500   SH    PUT   SOLE                                        1,500
TEXAS INSTRS INC       COM            882508104  1,760.00    100000   SH          SOLE                                      100,000
TEXAS INSTRS INC
  7/20 CALL            CALL           8825089GD      5.00      1000   SH   CALL   SOLE                                        1,000
U S BANCORP DEL        COM NEW        902973304  2,143.75     87500   SH          SOLE                                       87,500
USA INTERACTIVE
  7/35 CALL            CALL           9029849GG    900.00      2000   SH   CALL   SOLE                                        2,000
VERITAS SOFTWARE
  CORP 7/25 CALL       CALL           9234369GE    780.00      2000   SH   CALL   SOLE                                        2,000
VERIZON COMMUNI
  INC 7/35 CALL        CALL           92343V9GG    440.00      1000   SH   CALL   SOLE                                        1,000
VIACOM INC
  7/42.5 CALL          CALL           9255249GV    185.00      1000   SH   CALL   SOLE                                        1,000
WEBMD CORP             COM            94769M105  1,630.50    150000   SH          SOLE                                      150,000
WELLS FARGO
  & CO NEW             COM            949746101  3,150.00     62500   SH          SOLE                                       62,500
WESTERN GAS
  RES INC              COM            958259103  2,970.00     75000   SH          SOLE                                       75,000
WILLIAMS COS
  INC DEL              COM            969457100  1,777.50    225000   SH          SOLE                                      225,000
XTO ENERGY
  INC                  COM            98385X106  2,010.98     99999   SH          SOLE                                       99,999
XILINX INC
  7/27.5 PUT           PUT            9839199SY    500.00      2000   SH    PUT   SOLE                                        2,000
YAHOO! INC
  7/27.5 CALL          CALL           9843329GY    715.00      1300   SH   CALL   SOLE                                        1,300

                                                  146,464

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